Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Income Tax Disclosure [Line Items]
Amount of U.S. income tax benefit recorded on undistributed earnings	$ 12	$ 10	$ 8
Liberty
Income Tax Disclosure [Line Items]
Differences recorded in dividends	47	10
Differences recorded in net capital contributions			40
Current tax payments due to related parties	$ 70	$ 21		$ 56